KEYSTONE XL - Impairment of Long-Lived Assets Held and Used (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment (Note 10)	$ 80,569	$ 75,940
Asset impairment charge and other, Pre-tax
Goodwill and asset impairment charges and other (Notes 7 and 15)	(4)	453	$ 2,775
Keystone XL
Asset impairment charge and other, Pre-tax
Contractual recoveries	(10)	(571)
Goodwill and asset impairment charges and other (Notes 7 and 15)	$ 2	$ 24	192
Keystone XL | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment (Note 10)			175
Asset impairment charge and other, Pre-tax
Plant and equipment			412
Related capital projects in development			230
Other capitalized costs			2,158
Capitalized interest			326
Goodwill and asset impairment charges and other (Notes 7 and 15)			3,126
Contractual recoveries			(693)
Contractual and legal obligations related to termination activities			342
Goodwill and asset impairment charges and other (Notes 7 and 15)			2,775
Asset impairment charge and other, After-tax
Plant and equipment			312
Related capital projects in development			175
Other capitalized costs			1,642
Capitalized interest			248
Asset impairment charge, After-tax			2,377
Contractual recoveries			(525)
Contractual and legal obligations related to termination activities			282
Asset impairment charges, net of tax			2,134
Keystone XL | Fair Value | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment (Note 10)			175
Keystone XL | Fair Value | Plant and equipment | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment (Note 10)			175
Keystone XL | Fair Value | Related capital projects in development | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment (Note 10)			0
Keystone XL | Fair Value | Other capitalized costs | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment (Note 10)			0
Keystone XL | Fair Value | Capitalized interest | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment (Note 10)			$ 0